12. Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Summary of right-of-use asset

Right-of-use asset is summarized below:

	March 31, 2021
	Kokomo Lease	Valparaiso Lease	Merrill Lease	Tuscaloosa Lease	Total
Office lease	$375,483	$374,360	$705,966	$222,087	$1,677,896
Less: accumulated amortization	(29,967)	(50,010)	(9,424)	(12,703)	(102,104)
Right-of-use asset, net	$345,516	$324,350	$696,542	$209,384	$1,575,792

Summary of operating lease liability

Operating lease liability is summarized below:

	March 31, 2021
	Kokomo Lease	Valparaiso Lease	Merrill Lease	Tuscaloosa Lease	Total
Office lease	$349,609	$324,350	$700,279	$209,384	$1,583,622
Less: current portion	(58,031)	(107,810)	(44,228)	(54,096)	(264,165)
Long term portion	$291,578	$216,540	$656,051	$155,288	$1,319,457

Summary of maturity of lease liability

Maturity of the lease liability is as follows:

	March 31, 2021
	Kokomo Lease	Valparaiso Lease	Merrill Lease	Tuscaloosa Lease	Total
Fiscal year ending March 31, 2022	$89,687	$134,274	$112,200	$72,000	$408,161
Fiscal year ending March 31, 2023	94,172	134,274	201,450	72,000	501,896
Fiscal year ending March 31, 2024	98,880	100,706	201,450	72,000	473,036
Fiscal year ending March 31, 2025	101,292	–	201,450	30,000	332,742
Fiscal year ending March 31, 2026	50,646	–	184,663	–	235,309
Present value discount	(85,070)	(44,904)	(200,933)	(36,615)	(367,523)
Lease liability	$349,607	$324,350	$700,280	$209,385	$1,583,622